COMMITMENTS AND LEASES - Supplemental Balance Sheet Information Related to Leases (Details) $ in Millions	Dec. 28, 2019 USD ($)
Balance sheet information related to leases
Operating Lease, Assets	$ 138.1
Operating Lease, Assets (Balance Sheet Location)	us-gaap:OtherAssetsNoncurrent
Finance Lease, Assets	$ 36.1
Finance Lease, Assets (Balance Sheet Location)	us-gaap:PropertyPlantAndEquipmentNet
Total leased assets	$ 174.2
Operating Lease, Current Liabilities	$ 41.4
Operating Lease, Current Liabilities (Balance Sheet Location)	us-gaap:OtherAccruedLiabilitiesCurrent
Finance Lease, Current Liabilities	$ 4.5
Finance Lease, Current Liabilities (Balance Sheet Location)	us-gaap:DebtCurrent
Operating Lease, Non-current Liabilities	$ 98.9
Operating Lease, Non-current Liabilities (Balance Sheet Location)	avy:LongTermRetirementBenefitsAndOtherLiabilities
Finance Lease, Non-current Liabilities	$ 24.0
Finance Lease, Non-current Liabilities (Balance Sheet Location)	us-gaap:LongTermDebtAndCapitalLeaseObligations
Total lease liabilities	$ 168.8
Finance lease assets, Accumulated amortization net	$ 5.7